BUSINESS COMBINATION - INTANGIBLE ASSETS ACQUIRED AS PART OF BUSINESS COMBINATION (Details) $ in Thousands	Oct. 28, 2015 USD ($)
Customer Relationships | Maximum
Business Acquisition
Estimated weighted-average useful life (in years)	1 year
New Registrants | Maximum
Business Acquisition
Estimated weighted-average useful life (in years)	1 year
Non-compete Agreement
Business Acquisition
Estimated weighted-average useful life (in years)	5 years
Developed Technology
Business Acquisition
Estimated weighted-average useful life (in years)	2 years
PlentyOfFish
Business Acquisition
Indefinite-lived trade name	$ 66,300
Total intangible assets acquired	84,100
PlentyOfFish | Customer Relationships
Business Acquisition
Finite-lived intangible assets	10,100
PlentyOfFish | New Registrants
Business Acquisition
Finite-lived intangible assets	3,100
PlentyOfFish | Non-compete Agreement
Business Acquisition
Finite-lived intangible assets	3,000
PlentyOfFish | Developed Technology
Business Acquisition
Finite-lived intangible assets	$ 1,600